INVENTORY (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Statement Location [Line Items]
Raw materials	$ 75	$ 62
Finished goods	67	81
Operating and maintenance supplies	83	87
Inventory	225	230
Inventory provision	$ 22	$ 17